INTEREST RATE SWAP DERIVATIVES - Narrative (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Loss (gain) on interest rate swaps	$ 553,490	$ 6,235	$ 874,016	$ (220,571)	$ 157,613	$ (7,899)